Income Taxes - Company's net deferred tax assets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 14,380,000	$ 17,890,000
Total deferred tax assets	16,867,000	24,495,000
Valuation allowance	(15,917,000)	(23,825,000)
Unrecognized tax benefits	269,000	403,000		$ 156,000
Unrecognized tax benefits accrued for interest and penalties		0
Graf Acquisition Corp. IV [Member]
Deferred tax assets:
Start-up/Organization costs	487,830	1,027,717
Net operating loss carryforwards	30,251
Total deferred tax assets	518,081	1,027,717
Valuation allowance	(518,081)	(1,027,717)
U.S. federal operating loss carryovers that do not expire	144,052	0
Valuation allowance	518,081	1,027,717
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0